Registration Nos. 2-84012
                                                                    811-3752
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, DC 20549

                              FORM N-1A

                   REGISTRATION STATEMENT UNDER THE
                        SECURITIES ACT OF 1933                    [X]

                   Pre-Effective Amendment No. ____               [ ]

                   Post-Effective Amendment No. 56                [X]

                                and/or

                   REGISTRATION STATEMENT UNDER THE
                    INVESTMENT COMPANY ACT OF 1940                [X]

                           Amendment No. 57                       [X]

                   (Check appropriate box or boxes)

                          THE MANAGERS FUNDS
-----------------------------------------------------------------------------
          (Exact Name of Registrant as Specified in Charter)

            40 Richards Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------------------------
               (Address of Principal Executive Offices)

                      Donald S. Rumery, Secretary
                           The Managers Funds
                           40 Richards Avenue
                            Norwalk, CT 06854

                  Copy To:  Philip Newman, Esq., P.C.
                           Goodwin Procter LLP
                              Exchange Place
                             Boston, MA 02110
-----------------------------------------------------------------------------
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to     [ ] On (date)
     paragraph (b)                              pursuant to paragraph (b)


[X] 60 days after filing pursuant to        [ ] On (date) pursuant
     paragraph (a)(1)                           to paragraph (a)(1)


[ ] 75 days after filing pursuant to        [ ] On (date) pursuant to
    paragraph (a)(2) of Rule 485                paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   THE MANAGERS FUNDS

                  SPECIAL EQUITY FUND

               INTERNATIONAL EQUITY FUND


                    INVESTOR CLASS
                    ADVISOR CLASS
                  INSTITUTIONAL CLASS


            PROSPECTUS Dated June [     ], 2003
	    -----------------------------------
	          Access to Excellence


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		TABLE OF CONTENTS
                -----------------

						PAGE
						----
1.  RISK/RETURN SUMMARY
  Key Information  .............................  1
  Performance Summary ..........................  4
  Fees and Expenses ............................  5

2.   SUMMARY OF THE FUNDS
  The Managers Funds ...........................  7
  Special Equity Fund ..........................  8
  International Equity ......................... 11

3.   ADDITIONAL PRACTICES/RISKS
  Other Securities and Investment Practices .... 13
  A Few Words about Risk ....................... 14

4.   ABOUT YOUR INVESTMENT
  Financial Highlights ......................... 16
  Your Account ................................. 18
  How To Purchase Shares ....................... 21
  Distribution Plan ............................ 21
  How To Sell Shares ........................... 22
  Investor Services ............................ 22
  Other Operating Policies ..................... 23
  Account Statements ........................... 23
  Dividends and Distributions .................. 23
  Tax Information .............................. 23
  Description of Indexes ....................... 25



FOUNDED IN 1983, THE MANAGERS FUNDS OFFER INDIVIDUAL AND
INSTITUTIONAL INVESTORS THE EXPERIENCE AND DISCIPLINE OF SOME OF THE WORLD'S MOST HIGHLY REGARDED INVESTMENT PROFESSIONALS.

RISK/RETURN SUMMARY
KEY INFORMATION
--------------------
This Prospectus contains important information for anyone interested in investing in the Investor Class, Advisor Class or the Institutional Class shares of Managers Special Equity Fund and Managers International Equity Fund (each a "Fund" and collectively the "Funds"), each a series of The Managers Funds and part of the Managers Funds Family of Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of these Funds on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and Principal Risk
Factors of the Funds

The following is a summary of the goals, principal strategies and principal risk factors of the Funds.



							Principal Risk
Fund		Goal		Principal Strategies	Factors
----		----		--------------------	--------------
Special 	Long-term	Invests principally	Intelligence
Equity 		capital 	in common and		Risk
Fund		appreciation	preferred stocks of	Liquidity Risk
 		from equity	small and medium	Market Risk
		securities of 	companies		Mid-
		small-and 				Capitalization
		medium-		Invests at least 80% 	Stock Risk
		capitalization 	of its assets		Price Risk
		companies	in equity securities,	Small-
 				generally common and 	Capitalization
				preferred stocks	Stock Risk

				Seeks investments
				with the potential
				for capital
				appreciation as a
				result of earnings
				growth or improvements
				in equity valuation
-----------------------------------------------------------------------
International 	Long-term 	Invests principally	Currency Risk
Equity Fund	capital		in common and preferred	Economic Risk
		appreciation 	stocks of non-U.S. 	Emerging
 		from foreign	companies of any 	Markets
		equity 		size in developed as	Risk
		securities; 	well as emerging	Intelligence
		income is the 	markets			Risk
		secondary 				Liquidity Risk
		objective	Invests at least 80% 	Market Risk
				of its assets in 	Mid-
				equity securities, 	Capitalization
				generally common and 	Stock Risk
				preferred stocks	Political Risk
							Price Risk
				Seeks to achieve 	Small-
				returns from capital 	Capitalization
				appreciation due to 	Stock Risk
				improvements in
				equity valuation
				and earnings growth
-----------------------------------------------------------------------

Principal Risk Factors
----------------------
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

The following is a discussion of the principal risk factors of the Funds.

Currency Risk
-------------
The value of foreign securities in an investor's home currency depends both upon the price of the securities and the exchange rate of the currency.
Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar.
Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

Economic Risk
-------------
The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

Emerging Markets
----------------
Investments in emerging markets securities involve
all of the risks of investments
Risk	in foreign securities, and also have additional
risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves.
In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Intelligence Risk
-----------------
Intelligence risk is a term created by The
Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to manage assets. The asset managers evaluate investments relative to all of these risks and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that asset managers may make poor decisions or use investment philosophies that turn out to be wrong.

Liquidity Risk
--------------
This is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when necessary due to a lack of buyers for the security. This risk applies to all assets.
For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and it takes at least a few days and often months to sell. On the other hand, a U.S.
Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

Market Risk
-----------
Market risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The decrease in the value of a Fund's investments, in percentage terms, may be more or less than the decrease in the value of the market. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets.
Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

Mid-Capitalization Stock Risk
-----------------------------
Mid-capitalization companies often have
greater price volatility, lower trading
volume	and less liquidity than larger, more
established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in mid-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

Political Risk
--------------
Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country.
These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Price Risk
----------
As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained.

Small-Capitalization Stock Risk
-------------------------------
Small-capitalization companies often have
greater price volatility, lower trading
volume	and less liquidity than larger, more
established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in small-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

PERFORMANCE SUMMARY
-------------------
The following bar charts and table illustrate the risks of investing in the Funds by showing the Fund's year-by-year total returns and how the performance has varied from year to year and by comparing the Fund's performance to that of a broadly based securities market index. The bar charts and table assume that all dividend and capital gain distributions have been reinvested for the Funds and the applicable index. A description of the indexes is included in Appendix A. Past performance of a Fund (before and after taxes) does not guarantee future results.

			Special Equity Fund
	Annual Total Returns - Last Ten Calendar Years
			 (Investor Class)


	Year			Annual Return
	----			-------------
	1993			 17.4%
	1994			 -2.0%
	1995			 33.9%
	1996			 24.8%
	1997			 24.4%
	1998			  0.2%
	1999			 54.1%
	2000			 -2.6%
	2001			 -8.1%
	2002			-22.0%


	Best Quarter:	35.9%  (4th Quarter 1999)
	Worst Quarter:	-23.7%  (3rd Quarter 2002)


		International Equity Fund
	Annual Total Returns - Last Ten Calendar Years
		    (Investor Class)


	Year			Annual Return
	----			-------------
 	1993			 38.2%
	1994			  2.0%
	1995			 16.2%
	1996			 12.8%
	1997			 10.8%
	1998			 14.5%
	1999			 25.3%
	2000			 -8.5%
	2001			-23.4%
	2002			-16.7%


	Best Quarter:	13.9%  (4th Quarter 1998)
	Worst Quarter:	-20.1%  (3rd Quarter 2002)


	Average Annual Total Returns (a)
		(as of 12/31/02)


						   Since	Inception
			1 Year	5 Years	10 Years   Inception	Date
			------	-------	--------   ---------	---------
Special Equity Fund						6/1/84
===================
 Investor Class
 --------------
  Return Before Taxes	-21.98%   1.53%	 9.95%	    12.63%
  Return After Taxes on
   Distributions	-21.98%	  0.55%	 8.28%	     N/A
  Return After Taxes on
   Distributions and
   Sale of Fund Shares	-13.50%	  1.12%	 7.77%	     N/A
 Russell 2000 Index
  (before taxes)	-20.48%	 -1.36%  7.15%	     9.40%

International Equity
 Fund								12/31/85
====================
 Investor Class
 --------------
  Return Before Taxes	-16.71%	 -3.46%	 5.56%	     8.56%
  Return After Taxes on
   Distributions	-16.81%  -4.31%  4.58%       N/A
  Return After Taxes on
   Distributions and
   Sale of Fund Shares  -10.26%  -2.55%  4.59%	     N/A
  MSCI EAFE Index
   (before taxes)	-15.94%  -2.89%	 4.00%	     7.36%



(a) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns are shown for only the Investor Class because the Advisor Class and Institutional Class are new. Returns for the Advisor Class and Institutional Class will vary from those of the Investor Class.

			FEES AND EXPENSES
                        -----------------

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Advisor Class or Institutional Class shares of the Funds.

Shareholder Fees (fees paid directly from your investment)


					Investor	Advisor		Institutional
					Class		Class		Class
					-----		-----		-----
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of the
offering price)				None		None		None
Maximum Deferred Sales Charge (Load)	None		None		None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions				None		None		None
Redemption Fee				None		None		None
Exchange Fee				None		None		None
Maximum Account Fee			None		None		None



		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)



									Total Annual
			Management 	Distribution	Other		Fund Operating
			Fees		(12-b1) Fees	Expenses	Expenses
                        -----------     ------------    ---------       --------------
Special Equity Fund (1)
   Investor Class	  0.90%		  0.00%		  0.42%		  1.32%
   Advisor Class	  0.90%		  0.40%		  0.36%		  1.66%
   Institutional Class    0.90%		  0.00%		  0.36%		  1.26%

International Equity Fund (1)
   Investor Class	  0.90%		  0.00%		  0.66%		  1.56%
   Advisor Class	  0.90%		  0.40%		  0.55%		  1.85%
   Institutional Class    0.90%		  0.00%		  0.55%		  1.45%



(1) Each Fund has entered into arrangements with unaffiliated broker-dealers to pay a portion of the Fund's expenses. In addition, each Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Funds incurred actual "Total Annual Fund Operating Expenses" for the fiscal year ended December 31, 2002 in amounts less than the amounts shown above. After giving effect to these expense offsets, the "Total Annual Fund Operating Expenses" for the fiscal year ended December 31, 2002 for the Investor Class shares of the Funds were and for the Advisor Class and Institutional Class would have been as follows: Special Equity Fund Investor Class - 1.31%, Advisor Class
- 1.65%, and Institutional Class  -  1.25%; International Equity
Fund Investor Class - 1.54%, Advisor Class - 1.83% and Institutional Class - 1.43%.

Example
--------
This Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Investor Class, Advisor Class or Institutional Class shares of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:




			1 Year	3 Years	5 Years	10 Years
                        ------  ------- ------- --------
Special Equity Fund
----------------------
   Investor Class	$134	$419	$725	$1,592
   Advisor Class	$169	$525	$904	$1,967
   Institutional Class	$128	$401	$693	$1,524

International Equity
  Fund
----------------------
   Investor Class	$159	$494	$851	$1,858
   Advisor Class	$188	$583	$1,002	$2,171
   Institutional Class	$148	$460	$793	$1,737



The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		SUMMARY OF THE FUNDS
		--------------------

THE MANAGERS FUNDS
------------------
The Managers Funds Family of Funds is comprised of different Funds, each having distinct investment management objectives, strategies, risks and policies. The Funds employ a multi-manager investment approach which can provide added diversification within each portfolio. Managers Special Equity Fund and Managers International Equity Fund offer three classes of shares: the Investor Class, the Advisor Class and the Institutional Class.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, serves as the investment manager to the Funds and is responsible for the Funds' overall administration. It selects and recommends, subject to the approval of the Board of Trustees, one or more asset managers to manage each Fund's investment portfolio. It also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the Funds. The Securities and Exchange Commission has given the Funds an exemptive order permitting them to change asset managers without prior shareholder approval, but subject to notification within 60 days of any such changes.

Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Funds' distributor.

WHAT AM I INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. Each Fund is not a complete investment program, and there is no guarantee that a Fund will reach its stated goals.

SPECIAL EQUITY FUND
-------------------


FUND FACTS
----------------------------------------------------------------------------
Objective:		Long-term capital appreciation

Investment Focus:	Equity securities of small- and medium-sized U.S.
			companies

Benchmark:		Russell 2000 Index

Ticker:			MGSEX (Investor Class)

                        To be Determined for Advisor & Institutional Classes
----------------------------------------------------------------------------
Objective
---------
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small- and medium-sized companies. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal market conditions, the Fund invests primarily in common and preferred stocks of U.S. companies. Although the Fund is permitted to purchase securities of both small- and medium-capitalization companies, the Fund has historically invested substantially all of its assets in the securities of small-capitalization companies, that is, companies with capitalizations that are within the range of capitalizations of companies represented in the Russell 2000 Index. As of December 31, 2002, the Russell 2000 Index included companies with capitalizations from $5.5 million to $2.4 billion. Under normal circumstances, the Fund invests at least 80% of assets in equity securities, generally common and preferred stocks; this policy may not be changed without providing shareholders 60 days' notice. The Fund may retain securities that it already has purchased even if the company outgrows the Fund's capitalization limits.

The Fund's assets are currently allocated among five asset managers, each of which acts independently of the other and uses its own methodology to select portfolio investments. Three asset managers utilize a value approach to investing whereby they seek to identify companies whose improving businesses are for some reason not being fully recognized by others and which are thus selling at valuations less than should be expected. The other two asset managers utilize a growth approach to investing whereby they seek to identify companies which are exhibiting rapid growth in their businesses.
All five asset managers examine the underlying businesses, financial statements, competitive environment and company managements in order to assess the future profitability of each company. The asset managers, thus, expect to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio. A stock is typically sold if the asset managers believe that the future profitability of a company does not support its current stock price.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Should I Invest in this Fund?

This Fund may be suitable if you:

       *Are seeking an opportunity for additional returns through small- and medium-capitalization equities in your investment portfolio

       *Are willing to accept a higher degree of risk for the opportunity of higher potential returns

       *Have an investment time horizon of five years or more

This Fund may not be suitable if you:

       *Are seeking stability of principal

       *Are investing with a shorter time horizon in mind

       *Are uncomfortable with stock market risk

       *Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Donald Smith & Co., Inc. ("Donald Smith"), Kern Capital Management LLC ("Kern"), Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), Skyline Asset Management, L.P. ("Skyline") and Westport Asset Management, Inc. ("Westport") each manage a portion of the Fund. Donald Smith has managed a portion of the Fund since September 2002. Donald Smith is located at East 80, Route 4, Paramus, New Jersey.
As of December 31, 2002, Donald Smith had approximately $994 million in assets under management. Donald G. Smith is the portfolio manager of the portion of the assets managed by Donald Smith. He has been the President of and a portfolio manager for Donald Smith since 1983.

Kern has managed a portion of the Fund since September 1997. Kern, located at 114 West 47th Street, Suite 1926, New York, New York, was formed in 1997. As of December 31, 2002, Kern had assets under management of approximately $1.2 billion. Robert E. Kern, Jr. is the portfolio manager for the portion of the Fund managed by Kern. Mr. Kern is the Managing Member, Chairman and CEO of, and a portfolio manager for, Kern, positions he has held since the firm's formation. Prior to that time, he was Senior Vice President of Fremont Investment Advisers in 1997 and a Director of Morgan Grenfell Capital Management from 1986 to 1997.

Pilgrim Baxter has managed a portion of the Fund since October 1994. Pilgrim Baxter, located at 825 Duportail Road, Wayne, Pennsylvania, was formed in 1982. As of December 31, 2002, Pilgrim Baxter had assets under management of approximately $8.6 billion. Gary L. Pilgrim and a team of portfolio managers manage the portion of the Fund managed by Pilgrim Baxter. Mr. Pilgrim is Director, President and Chief Investment Officer of Pilgrim Baxter and has been with the firm since its formation.

Skyline has managed a portion of the Fund since December 2000. Skyline, located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois, was formed in 1995 and is organized as a limited partnership. The general partner of Skyline is Affiliated Managers Group, Inc. As of December 31, 2002, Skyline had assets under management of approximately $1.2 billion. William M. Dutton and a team of analysts are the portfolio managers for the portion of the Fund managed by Skyline. Mr. Dutton is a portfolio manager for and is the Managing Partner of Skyline, positions he has held since the firm's formation.

Westport has managed a portion of the Fund since December 1985. Westport, located at 253 Riverside Avenue, Westport, Connecticut, was formed in 1983. As of December 31, 2002, Westport had assets under management of approximately $3.2 billion. Andrew J. Knuth and Edmund Nicklin are the portfolio managers for the portion of the Fund managed by Westport. Mr. Knuth is the Chairman of, and a portfolio manager for, Westport and has acted in those capacities for the firm since its formation. Mr. Nicklin is a Managing Director of, and a portfolio manager for, Westport and has acted in those capacities for the firm since 1997. Prior to joining the firm, he was a Portfolio Manager for Evergreen Funds since 1982.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Donald Smith, Kern, Pilgrim Baxter, Skyline and Westport.

INTERNATIONAL EQUITY FUND
-------------------------

FUND FACTS
----------------------------------------------------------------------------
Objective:		Long-term capital appreciation; income is the
			secondary objective

Investment Focus:	Equity securities of non-U.S. companies

Benchmark:		MSCI EAFE Index

Ticker:			MGITX (Investor Class)

                        To be Determined for Advisor & Institutional Classes
----------------------------------------------------------------------------
Objective
---------
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of non-U.S.
companies. Income is the Fund's secondary objective. The Fund's objectives may be changed without shareholder approval.
Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in common and preferred stocks of non-U.S. companies. The Fund may invest in companies of any size in developed as well as emerging markets. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities, generally common and preferred stocks; this policy may not be changed without providing shareholders 60 days' notice.

The Fund's assets currently are allocated among three asset managers, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. One asset manager utilizes a value approach whereby it seeks to identify companies whose shares are available for less than what it considers to be fair value. The asset manager uses a proprietary return model based on fundamental analysis of businesses in order to identify companies with the most attractive value attributes. Another asset manager generally seeks to identify long-term investment themes which may affect the profitability of companies in particular industries, regions or countries. For example, the asset manager may identify broad-based, demographic trends, such as an increase in the average age of a region's population, that may make investments in particular companies or industries particularly attractive. The third asset manager utilizes a growth approach to investing whereby it seeks to identify companies with improving fundamentals and accelerating earnings. Each asset manager examines the underlying businesses, financial statements, competitive environment, and company managements in order to assess the future profitability of each company. With the combination of these strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio. A stock is typically sold if an asset manager believes that the current stock price is higher than should be expected given the expectations for future profitability of the company, if the applicable investment theme has matured, or if the asset manager believes that the key drivers of earnings are generally recognized and discounted into the price of the security.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. A Fund asset manager may sell a security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

This Fund may be suitable if you:

	*Are seeking an opportunity for additional returns through international equities in your investment portfolio

	*Are willing to accept a moderate risk investment

	*Have an investment time horizon of five years or more

This Fund may not be suitable if you:

	*Are seeking stability of principal

	*Are investing with a shorter time horizon in mind

	*Are uncomfortable with stock market risk

	*Are seeking current income


PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Deutsche Investment Management Americas, Inc. ("DIMA"), Bernstein Investment Research and Management ("Bernstein") and Mastholm Asset Management, L.L.C. ("Mastholm") each manage a portion of the Fund. DIMA, formerly Zurich Scudder Investments, Inc., has managed a portion of the Fund since December 1989. DIMA, located at 345 Park Avenue, New York, New York, was founded in 1919. As of December 31, 2002, DIMA and its affiliates had assets under management in excess of $755.7 billion globally. William E. Holzer is the portfolio manager for the portion of the Fund managed by DIMA. He is a portfolio manager for, and a Managing Director of, DIMA, positions he has held with the firm since 1980.

Bernstein has managed a portion of the Fund since March 2002. Bernstein, located at 1345 Avenue of the Americas, New York, New York, is a unit of Alliance Capital Management L.P. which was first organized in 1962. As of December 31, 2002, Alliance Capital Management L.P. had approximately $386.6 billion in assets under management. Andrew S. Adelson is the portfolio manager for the Fund. He is the Chief Investment Officer of Global Value Equities. Mr. Adelson has been a portfolio manager for Bernstein since 1980.

Mastholm has managed a portion of the Fund since March 2000. Mastholm, located at 10500 N.E. 8th Street, Bellevue, Washington, was founded in 1997. As of December 31, 2002, Mastholm had assets under management of approximately $3.1 billion. Mastholm uses a team approach to manage its portion of the Fund. The team is headed by Theodore J. Tyson, and includes Joseph Jordan and Douglas Allen.
Mr. Tyson is a Managing Director of, and portfolio manager for, Mastholm, positions that he has held since 1997. Prior to joining the firm, he was Vice President of Investors Research Corporation since 1989. Mr. Jordan is a Director of, and portfolio manager for, Mastholm, positions he has held since 1997. Prior to joining the firm, he was an International Investment Analyst at Investors Research Corporation since 1992. Mr. Allen is a Director of, and portfolio manager for, Mastholm, positions that he has held since 1999. Prior to joining the firm, he was an International Investment Analyst for American Century Investment Management since 1995.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to DIMA, Bernstein and Mastholm.

ADDITIONAL PRACTICES/RISKS
--------------------------

OTHER SECURITIES AND INVESTMENT PRACTICES
-----------------------------------------
The following is a description of some of the other securities and investment practices of the Funds.

Restricted and Illiquid Securities
----------------------------------
Each Fund may purchase restricted or illiquid securities.
Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets.
Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value.
This means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Repurchase Agreements
---------------------
Each Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Foreign Securities
------------------
Each Fund that focuses on U.S. investments may also purchase foreign securities. To the extent of any such investments, those Funds will be subject to the risks of foreign investing, although not to the extent of International Equity Fund, Emerging Markets Equity Fund or Global Bond Fund, for which these risks are principal risks discussed in the Risk/Return Summary. Foreign securities generally are more volatile than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure
----------------------
Each Fund may invest in U.S. companies which generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, may adversely affect the price of Fund's shares.

Initial Public Offerings
------------------------
Each Fund may invest in initial public offerings.
To the extent that it does so, the performance of the Fund may be significantly affected by such investments.

Derivatives
-----------
Each Fund (other than Money Market Fund) may invest in derivatives. Derivatives, which include options, futures and forward currency contracts, are financial instruments whose value derives from another security, an index or financial indicator or a currency. Each Fund may use derivatives to reduce or increase its exposure to market price movements either to protect against losses (hedging) or to increase returns.

While hedging can guard against potential risks, it can increase Fund expenses and can eliminate some opportunities for gains. Derivative positions may not perform as anticipated and can result in losses, which certain types of derivative positions may amplify.

In addition, a Fund may suffer losses because it is unable to close out a derivative position when desired. The Funds are not obligated to hedge or otherwise use derivatives in any given circumstance and should not be expected to do so.

High-Yield Bonds
----------------
Each Fund may invest a limited portion of its total assets in high-yield bonds, frequently referred to as "junk bonds". High-yield bonds are debt securities rated below BBB by Standard & Poor's Corporation or Baa3 by Moody's Investors Services,
Inc. (or a similar rating by any nationally recognized statistical rating organization). To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

	*the risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds; and

	*issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

When-Issued Securities
----------------------
Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero-Coupon Bonds
-----------------
Each Fund may invest in bonds in which no periodic coupon is paid over the life of the contract. Instead, both the principal and the interest are paid at the maturity date. If it is a deep discounted bond, the gain is subject to income tax.

Step-Up Coupon Bonds
--------------------
Each Fund may invest in bonds that pay a lower coupon rate for an initial period, and then increase to a higher coupon rate.


		A FEW WORDS ABOUT RISK
		----------------------

In the normal course of everyday life, each of us takes risk. What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk to determine their actions. In addition, here are a few principles from this example which are applicable to investing as well.

	*Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change;

	*Everybody's perception of reward is different; and

	*High risk does not in itself imply high reward.

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium.

The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk that he or she takes. The risk-free return is a return that one could expect with absolute certainty.

U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S.
Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

ABOUT YOUR INVESTMENT
---------------------

FINANCIAL HIGHLIGHTS
--------------------
The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share [in the Investor Class]. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in each Fund's Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each year
-------------------------------------------------------------


	Managers Special Equity Fund - Investor Class
	---------------------------------------------

			2002	  2001	   2000	      1999	1998
			------	  ------   ------     ------	------

Net Asset Value,
 Beginning of Year	$70.59	  $76.82   $91.42     $61.23	$61.18

Income from Investment
 Operations:
  Net investment loss	(0.34)	  (0.18)    (0.12)     (0.29)	 (0.14)

  Net realized and
   unrealized gain (loss)
   on investments      (15.17)	  (6.05)    (2.71)     33.30	  0.26

   Total from investment
    operations	       (15.51)    (6.23)    (2.83)     33.01      0.12

Less Distributions to Shareholders from:

 Net realized gain on
  investments		---	  ---	    (11.77)    (2.82)	 (0.07)

Net Asset Value,
 End of Year		$55.08	  $70.59    $76.82     $91.42	 $61.23
			------	  ------    ------     ------	 ------

 Total Return (1)      (21.98)%	  (8.07)%   (2.56)%    54.11%	  0.20%

 Ratio of net expenses
  to average net
  assets (1)		1.31%	   1.29%     1.26%	1.31%	  1.34%

 Ratio of total expenses
  to average net
   assets (1)		1.32%	   1.30%     1.26%	1.31%	  1.34%

 Ratio of net investment
  income (loss) to average
  net assets		(0.56)%	  (0.27)%   (0.16)%    (0.47)%	 (0.26)%

 Portfolio Turnover	   67%	    62%	     69%	  89%	   64%

 Net assets at end of year
  (000's omitted)    $ 2,020,821 $2,295,234 $2,132,376 $1,543,150 $959,939
------------------------------------------------------------------------------
------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each year
-------------------------------------------------------------


	Managers International Equity Fund - Investor Class
	---------------------------------------------------

			2002	  2001	   2000	      1999	1998
			------	  ------   ------     ------	------

Net Asset Value,
 Beginning of Year	$37.61	  $49.38   $58.71     $48.85	$45.58

Income from Investment
 Operations:
  Net investment income	  0.19	   0.20 (2)  0.27       0.35	  0.54

  Net realized and
   unrealized gain (loss)
   on investments       (6.48)	 (11.72) (2) (5.38)    11.96	  6.06

   Total from investment
    operations	        (6.29)   (11.52)     (5.11)    12.31      6.60

Less Distributions to Shareholders from:

 Net investment income	(0.10)	 (0.25)	     (0.24)    (0.35)	 (0.37)

 Net realized gain on
  investments		---	  ---	     (3.98)    (2.10)	 (2.96)

   Total distributions
    to shareholders	(0.10)	 (0.25)	     (4.22)    (2.45)	 (3.33)

Net Asset Value,
 End of Year		$31.22	  $37.61    $49.38     $58.71	 $48.85
			------	  ------    ------     ------	 ------

 Total Return (1)      (16.71)%	  (23.35)%  (8.46)%    25.28%	  14.54%

 Ratio of net expenses
  to average net
  assets (1)		1.54%	   1.45%     1.41%	1.40%	  1.41%

 Ratio of total expenses
  to average net
   assets (1)		1.56%	   1.46%     1.42%	1.41%	  1.42%

 Ratio of net investment
  income to average
  net assets		 0.54%	   0.46% (2) 0.42%      0.66%	  1.05%

 Portfolio Turnover	  132%	    108%      99%	  43%	   56%

 Net assets at end of year
  (000's omitted)      $362,561   $560,602  $656,630   $704,209  $552,826
------------------------------------------------------------------------------
------------------------------------------------------------------------------



(1) Total returns and net investment income would have been lower had certain expenses not been offset.

(2) Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required.
The effect of this change during the period on International Equity Fund, was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $0.01. The effect of this change on Special Equity Funds was not significant. Without this change the ratio of the net investment income to average net assets for International Equity Fund would have been 0.46%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

			YOUR ACCOUNT
			------------

You may invest in the Funds by purchasing either Investor Class shares, Advisor Class shares or Institutional Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. Advisor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Advisor Class shares experiencing a lower total return than the Investor Class shares or the Institutional Class shares. The net asset value per share of the Investor, Advisor and Institutional Classes may also differ. In all other material aspects, Investor Class, Advisor Class and Institutional Class shares are the same, each representing a proportional interest in the Fund.

As an investor, you pay no sales charges to invest in the Funds and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of a Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) of the Investor Class, Advisor Class or the Institutional Class shares next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to that Class of shares divided by the number of shares outstanding of that Class. The Funds' NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are principally traded. Therefore, a Fund's NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Managers International Equity Fund invests in securities that trade in foreign markets. Because substantial time may pass between the time the local market for a security closes and the time the Fund calculates its NAV (typically the close of the NYSE), intervening events may call into question the reliability of the closing local market price for that security. On behalf of Managers International Equity Fund, the Manager monitors intervening events that may affect the value of securities held in the Fund's portfolio and, in accordance with procedures adopted by the Fund's Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time the Fund's NAV is calculated.

Minimum Investments in the Funds
--------------------------------

Cash investments in the Funds must be in U.S. dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian Bank will be accepted.

The following table provides the minimum initial and additional investments in the Funds for Investor Class shares, Advisor Class shares and Institutional Class shares:



			Investor Class Shares	Advisor Class Shares	Institutional Class Shares
		        ---------------------   --------------------    --------------------------

			Initial     Additional	Initial     Additional	Initial     Additional
			Investment  Investment	Investment  Investment	Investment  Investment
			----------  ----------	----------  ----------	----------  ----------
Regular Accounts	$2,000	    $100	$2,000	    $100	$250,000    $1,000
Traditional IRA		 1,000	     100	 1,000	     100	 250,000     1,000
ROTH IRA		 1,000	     100	 1,000	     100	 250,000     1,000
Education Savings	 1,000	     100	 1,000	     100	   N/A	      N/A
Account
SEP IRA			 1,000	     100	 1,000	     100	   N/A	      N/A
SIMPLE IRA		 1,000	     100	 1,000	     100	   N/A	      N/A



The Funds or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Funds, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An Education Savings Account is an account with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses (Also known as a Coverdell Education Savings Account).

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.

You should consult your tax professional for more information on IRA accounts.

HOW TO PURCHASE SHARES
----------------------

By Mail
-------
	*To open your account, complete and sign the account application and make your check payable to The Managers Funds. Mail the check and account application to:

		The Managers Funds
		c/o BFDS, Inc.
		P.O. Box 8517
		Boston, MA  02266-8517

	*To purchase additional shares, write a letter of instruction (or complete your investment stub). Send a check and investment stub or written instructions to the above address. Please include your account number and Fund name on your check.


By Telephone
------------
	*After establishing this option on your account, call the Fund at

		(800) 252-0682.

		The minimum additional investment is $100.


By Wire
-------
	*Call the Fund at (800) 252-0682. Instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN-The Managers Funds A/C 9905-001-5, FBO shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.


By Internet
-----------
	*If your account has already been established, see our website at

		http://www.managersfunds.com

		The minimum additional investment is $100.


Note:	If you redeem shares following a purchase by check, the
Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.


DISTRIBUTION PLAN
-----------------

The Fund has adopted a distribution plan to pay for the marketing of Advisor Class shares of Managers Special Equity Fund and Managers International Equity Fund. The Board of Trustees has authorized payments to MDI under the plan at an annual rate of 0.40% of each Fund's average daily net assets allocable to the Advisor Class shares of that Fund. Investor Class shares and Institutional Class shares are not subject to a distribution plan and are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Advisor Class shares that are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in Advisor Class shares and may cost more than other types of sales charges.

HOW TO SELL SHARES
------------------

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Funds' Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

By Mail
-------
	*Write a letter of instruction containing:
		-the name of the Fund(s)
		-dollar amount or number of shares to be redeemed
		-your name
		-your account number(s)
		-signatures of all account owners

	 and mail the written instructions to The Managers Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8517, Boston, MA 02266-8517.

By Telephone
------------
	*After establishing this option on your account, call the Fund at

		(800) 252-0682.

	*Telephone redemptions are available only for redemptions which are below $25,000.

By Internet
-----------
	*See our website at http://www.managersfunds.com.


Note:	If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over of the Investor Class, Advisor Class and Institutional Class shares of the Funds require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.


INVESTOR SERVICES
-----------------

Automatic Reinvestment Plan Allows your dividends and capital gains distributions to be reinvested in additional shares of the Funds or another Fund in the Managers Funds Family of Funds. You can elect to receive cash.

Automatic Investments Allows you to make automatic deductions of $100 or more from a designated bank account into a Fund account.

Automatic Redemption Allows you to make automatic monthly redemptions of $100 or more per Fund. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

Individual Retirement Accounts Available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege Allows you to exchange your shares of the Funds for shares of other funds in any of our fund families. In addition, exchanges between classes of the Funds are subject to the requirements for an investment in the class into which you wish to exchange. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into.
When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund. Each Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.


OTHER OPERATING POLICIES
------------------------

The Funds will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Funds reserve the right to:

	*redeem an account if the value of the account falls below $500 for Investor Class shares, $500 for Advisor Class shares or $10,000 for Institutional Class shares due to redemptions;

	 *suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

	 *change the minimum investment amounts;

	 *delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

	 *make a redemption-in-kind (a payment in portfolio securities instead of in cash);

	 *refuse a purchase order for any reason;

	 *refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

	 *terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.


ACCOUNT STATEMENTS
------------------

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.


DIVIDENDS AND DISTRIBUTIONS
---------------------------

Income dividends, if any, for each of the Funds, are normally declared and paid annually. Capital gain distributions, if any, for the Funds, are normally declared and paid annually in December.


TAX INFORMATION
---------------

Please be aware that the following tax information is general and refers only to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Funds.

All income dividends and short-term capital gain distributions are generally taxable to you as ordinary income. Capital gain dividends will be treated as long-term capital gains regardless of how long you have held shares of a Fund. The provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

	-fail to provide a social security number or taxpayer identification number;

	-fail to certify that their social security number or taxpayer identification number is correct; or

	-fail to certify that they are exempt from withholding.

APPENDIX A
----------

Description of Indexes
----------------------

Russell 2000(r) Index
---------------------
Frank Russell Company produces a family of 21 U.S. equity indexes. The indexes are market cap-weighted and include only common stocks domiciled in the United States and its territories. All indexes are subsets of the Russell 3000(r) Index, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $629 million; the median market capitalization was approximately $302 million. The largest company in the index had an approximate market capitalization of $2.4 billion. As of December 31, 2002, the range of market capitalizations for the Russell 2000 Index was $5.5 million to $2.4 billion.

MSCI EAFE Index
---------------
Morgan Stanley Capital International constructs an MSCI Country Index by identifying and analyzing every listed security in its market. The securities are then organized by industry group, and stocks are selected, targeting 60% coverage of market capitalization. Selection criteria include: size, long- and short-term volume, cross-ownership and the percentage of a company's shares that are available for trading by the public (the company's "float"). By targeting 60% of each industry group, the MSCI index captures 60% of the total country market capitalization while maintaining the overall risk structure of the market - because industry, more than any other single factor, is a key characteristic of a portfolio or a market. Once stocks are selected for the index, companies with greater than 40% float are included at their full market capitalization weight. Companies that are added to an index with less than 40% float are included at a fraction of their market capitalization in accordance with the MSCI partial inclusion schedule. This partial inclusion policy facilitates the inclusion of companies with a modest float, while taking into consideration potential limited supply. The EAFE (Europe, Australia, & Far East) Index includes the following developed countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Additional Information
----------------------

Additional information about each Fund and its investments are available in its Statement of Additional Information and the Semi-Annual and Annual Reports for each Fund, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	        1-800-835-3879

By Mail:	        The Managers Funds
		        40 Richards Avenue
		        Norwalk, CT  06854


On the Internet:	Electronic copies are available on
			our website at
                        http://www.managersfunds.com

In the Funds' Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. Information about the Funds including each Fund's current Statement of Additional Information and Annual and Semi-Annual Reports are on file with the Securities and Exchange Commission. Each Fund's Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Funds are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 (202-942-8090). Information about the Funds also may be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.


Investment Company Act Registration Number 811-3752

			THE MANAGERS FUNDS


			SPECIAL EQUITY FUND
			-------------------
		     INTERNATIONAL EQUITY FUND
		     -------------------------

			INVESTOR CLASS
			ADVISOR CLASS
		     INSTITUTIONAL CLASS



		 ---------------------------------

		STATEMENT OF ADDITIONAL INFORMATION

		    Dated June [        ], 2003



You can obtain a free copy of the Prospectus of these Funds by calling The Managers Funds LLC at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund's
Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ended December 31, 2002 are included in the Funds' Annual Report for the fiscal year ended December 31, 2002 and are available without charge by calling The Managers Funds LLC at (800) 835-3879. They are incorporated by reference into this document.


		TABLE OF CONTENTS

								Page
								----
GENERAL INFORMATION						3
INVESTMENT OBJECTIVES AND POLICIES				3
	Investment Techniques and Associated Risks		3
	Diversification Requirements for the Fund		9
	Fundamental Investment Restrictions			9
	Portfolio Turnover					10
	Trustees' Compensation					14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES		15
	Management Ownership					16
MANAGEMENT OF THE FUND						16
	Investment Manager					16
	Compensation of Investment Manager and Sub-Adviser	18
	Fee Waivers and Expense Limitations			19
	Investment Management and Sub-Advisory Agreements	20
	Custodian						23
	Transfer Agent						23
	Independent Public Accountants				23
BROKERAGE ALLOCATION AND OTHER PRACTICES			23
PURCHASE, REDEMPTION AND PRICING OF SHARES			25
	Purchasing Shares					25
	Redeeming Shares					26
	Exchange of Shares					26
	Net Asset Value						27
	Dividends and Distributions				27
CERTAIN TAX MATTERS						28
	Federal Income Taxation of Fund-in General		28
	Taxation of the Fund's Investments			29
	Foreign Shareholders					30
	State and Local Taxes					31
	Other Taxation						31
PERFORMANCE DATA						31
	Total Return						31
	Performance Comparisons					34
	Massachusetts Business Trust				34
	Description of Shares					35
	Additional Information					36
FINANCIAL STATEMENTS						42




	GENERAL INFORMATION GENERAL INFORMATION
	---------------------------------------

This Statement of Additional Information relates to Managers
Special Equity Fund and Managers International Equity Fund (each a "Fund", and collectively the "Funds"). The Funds have three classes of shares: the Investor Class, the Advisor Class and the Institutional Class. Each Fund is a series of shares of beneficial interest of The Managers Funds, mutual fund family formed as a Massachusetts business trust (the "Trust"). The Trust was organized on November 23, 1987.

This Statement of Additional Information describes the financial history, management and operation of each Fund, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

Unlike other mutual funds which employ a single manager to manage their portfolios, the Funds employ a multi-manager investment approach which achieves added diversification within a Fund's portfolio.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Funds and is responsible for the Funds' overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the "Trustees"), an independent asset manager, or a team of independent asset managers (the "Sub-Advisor" or "Sub-Advisors") to manage each Fund's investment portfolio. The Managers Funds LLC (the "Investment Manager") also monitors the performance, security holdings and investment strategies of these independent, external Sub-Advisors and researches any potential new Sub-Advisors for the Fund family. See "Management of the Funds."

	Investments in the Funds are not:

		*Deposits or obligations of any bank;
		*Guaranteed or endorsed by any bank; or
		*Federally insured by the Federal Deposit Insurance
		 Corporation, the Federal Reserve Board or any other federal agency.


	INVESTMENT OBJECTIVES AND POLICIES
	----------------------------------

The following is additional information regarding the investment policies used by the Funds in an attempt to achieve their respective objectives. Each Fund is an open-end, diversified management investment company.

Managers Special Equity Fund (the "Special Equity Fund") and
Managers International Equity Fund (the "International Equity Fund") each invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Each Fund may not change this policy without providing its shareholders at least 60 days' prior written notice.

Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Quality and Diversification
Requirements of the Funds."

(1)	Asset-Backed Securities.  Each Fund may invest in securities referred to as asset-backed securities. These securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

Asset-backed securities are subject to additional risks. These risks are limited to the security interest in the collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts and thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

(2)	Cash Equivalents.  Each Fund may invest in cash equivalents.
Cash equivalents include, but are not limited to, certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Each Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Each Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper.  Each Fund may invest in commercial paper.
Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. Each Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Investment Manager. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will any Fund enter into repurchase agreements for more than seven (7) days.

Repurchase agreements could have certain risks that may adversely affect a Fund. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

(3)	Reverse Repurchase Agreements.  Each Fund may enter into
reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for a Fund to become magnified.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. A Fund will establish and maintain a separate account with the custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4)	Eurodollar Bonds.  Each Fund may invest in Eurodollar bonds.
Eurodollar bonds are bonds issued outside the U.S., which are denominated in U.S. dollars.

	European Currency Unit Bonds.  Each Fund may invest in
European Currency Unit Bonds. European Currency Unit Bonds are bonds denominated in European Currency Units ("ECU"s). An ECU is a basket of European currencies which contains the currencies of ten members of the European Community. It is used by members of the European Community to determine their official claims and debts. The ECU may fluctuate in relation to the daily exchange rates of its member's currencies.

(5)	Emerging Market Securities.  The International Equity Fund may
invest in emerging market securities. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors, which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experiences in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

(6)	Foreign Securities.  Each Fund may invest in foreign
securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. dollar.

Forward Foreign Currency Exchange Contracts.  The International
Equity Fund may purchase or sell securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and date. The contract is usually between a bank and its customers. The contract may be denominated in U.S. dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety (90) days.

Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.


(7)	Futures Contracts.  Each Fund may, but is not required to, buy and sell futures contracts to protect the value of a Fund's portfolio against changes in the prices of the securities in which it invests. When a Fund buys or sells a futures contact, a Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when a Fund desires to do so.

Equity Index Futures Contracts. The Special Equity Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(8)	Illiquid Securities, Private Placements and Certain
Unregistered Securities. Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. A Fund may not acquire illiquid holdings if, as a result, more than 15% of a Fund's net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund's portfolio. The price a Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will take into account any limitations on their liquidity.

A Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investors should be aware that a Fund may be subject to a risk if a Fund should decide to sell these securities when a buyer is not readily available and at a price which a Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, a Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(9)	Municipal Bonds.  Each Fund may invest in three types of
municipal bonds: General obligation bonds, Revenue bonds and Industrial development bonds. General obligation bonds are bonds issued by states, counties, cities towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from federal taxes. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing.

(10)	Obligations of Domestic and Foreign Banks. Each Fund may
purchase obligations of domestic and foreign banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations.

(11)	Option Contracts.

Covered Call Options.  The Special Equity Fund may write
("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if a fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate its obligation under an outstanding call option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options.
The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option. If the value of the underlying securities increases above the option price, the Fund will not benefit from the appreciation.

	Covered Put Options.  The Special Equity Fund may write
("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if a fund that is writing the option is short or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate its obligation under an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options.
The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

	Dealer Options. Each Fund may use Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

	Puts and Calls. The Special Equity Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(12)	Rights and Warrants.  Each Fund may purchase rights and
warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(13)	Securities Lending.  Each Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to a Fund's investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan. If a borrower defaults, a Fund may use the collateral to satisfy the loan. When cash is received as collateral, a Fund will invest the cash received in short-term instruments to earn additional income. A Fund will bear the risk of any loss on such investments.

(14)	Segregated Accounts.  Each Fund will establish a segregated
account with its custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts.
 The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(15)	Short Sales.  Each Fund may enter into short sales.  A Fund
enters into a short sale when it sells a security that it does not own.
 A broker retains the proceeds of the sales until a Fund replaces the sold security. A Fund arranges with the broker to borrow the security.
 A Fund must replace the security at its market price at the time of the replacement. As a result, a Fund may have to pay a premium to borrow the security and a Fund may, but will not necessarily, receive any interest on the proceeds of the sale. A Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure a Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time a Fund replaces the security, a Fund will incur a loss. If the price declines during that period, a Fund will realize a capital gain.
 The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest a Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest a Fund will have to pay in connection with the short sale. For tax planning reasons, a Fund may also engage in short sales with respect to a security that a Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(16)	When-Issued Securities.  Each Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, a Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of a Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, a Fund will maintain a segregated account with the custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation.
 Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against unanticipated changes in interest rates.


Diversification Requirements for the Funds
------------------------------------------
Each Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by Standard & Poor's Ratings Group ("S&P") or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") (or a similar rating by any nationally recognized statistical rating organization). If no such ratings are available, the investment must be of comparable quality in the opinion of the Investment Manager or the Sub-Advisor(s).

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Special Equity Fund and the International Equity Fund may not:

(1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

(6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements and (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7)	Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

(8)	Purchase from or sell portfolio securities to its officers,
trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction
(7) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Temporary Defensive Position
----------------------------
	Each Fund may invest, at the discretion of its Sub-Advisor(s) without limit, in cash or quality short term debt securities including repurchase agreements.

Portfolio Turnover
------------------
The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the last two fiscal years, the portfolio turnover rates for each Fund were as follows:


Fund						2002		2001
----						----		----

Special Equity Fund				67%		62%
International Equity Fund			132%		108%


			TRUSTEES AND OFFICERS
			---------------------

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds' performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees); (c) shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10% or more of the outstanding shares of the Trust.

Independent Trustees:
---------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Madeline H.	Trustee since 	 Member,Investment	      14		None
McWhinney	1987		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ---------------------------



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND             LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
DATE OF		   SERVED	 			OVERSEEN BY
BIRTH							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Steven J. 	Trustee since	 Executive Vice President,    14      Trustee of Professionally
Paggioli	1993		 Secretary and Director, 	      Managed Portfolios
DOB:4/3/50			 Investment Company			  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------
Thomas R.	Trustee since	 Professor of Finance, 	      14		None
Schneeweis	1987		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
-------------   ---------------- ---------------------- ------------- ---------------------------


*The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees:
---------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND             LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
DATE OF		   SERVED	 			OVERSEEN BY
BIRTH							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND             LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
DATE OF         SERVED	 			        OVERSEEN BY
BIRTH							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President since  President and Chief 	       22		None
Lebovitz	1999;		 Executive Officer,
DO :1/18/55	Trustee since 	 The Managers Funds
		2002		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------





*The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II


Officers
--------


		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND             LENGTH OF TIME	 DURING PAST 5 YEARS
DATE OF         SERVED
BIRTH
-------------   ---------------- --------------------------------------
Donald S. 	Treasurer since  Director, Finance and Planning, The
Rumery		1995		 Managers Funds LLC,(1994-Present);
DOB:5/29/58	Secretary since  Treasurer and Chief Financial Officer,
		1997		 Managers Distributors, Inc. (2000-Present);
				 Secretary and Treasurer, Managers Trust I
				 and Managers Trust II (2000-Present);
				 Treasurer of Managers AMG Funds
				 (1999-Present)
-------------   ---------------- --------------------------------------
Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer Managers AMG Funds, Managers Trust
				  I and Managers Trust II (2002-Present);
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------

Trustee Share Ownership
-----------------------


----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Funds	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2002	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:
---------------------
Jack W. Aber		        None    	     $10,001 to $50,001
William E. Chapman II	     Over $100,000	       Over $100,000
Edward J. Kaier		  $10,001 to $50,000           Over $100,000
Madeline H. McWhinney	  $50,001 to $100,000        $50,001 to $100,000
Steven J. Paggioli	        None	             $50,001 to $100,000
Eric Rakowski		        None	             $50,001 to $100,000
Thomas R. Schneeweis		None		     $10,001 to $50,001

----------------------	-----------------------	------------------------------
Interested Trustees:
--------------------
Sean M. Healey		  $10,001 to $50,001	     $50,001 to $100,000
Peter M. Lebovitz	     Over $100,000	        Over $100,000

----------------------	-----------------------	------------------------------



* The Managers Funds Family of Funds consists of The Managers Funds, Managers AMG Funds, Managers Trust I, and Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------
The Trust compensates the Trustees based on their services to all series of the Trust, including the Funds, not on a series by series basis. For their services as Trustees of The Managers Funds and other mutual funds within the Managers Funds Family of Funds for the fiscal year ended December 31, 2002, the Trustees were compensated as follows:

Compensation Table:
-------------------


							Total Compensation
							from the
				Aggregate		Funds and the
Name of				Compensation		Fund Complex
Trustee 			from the Trust(a)	Paid to Trustees (b)
-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber			$24,500			$31,500
William E. Chapman, II		$24,500			$31,500
Edward J. Kaier			$24,500			$31,500
Madeline H. McWhinney		$24,500			$26,500
Steven J. Paggioli		$23,500			$25,500
Eric Rakowski			$24,000			$31,000
Thomas R. Schneeweis		$24,000			$26,000

Interested Trustees:
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None
_____________________________________________________________________________




(a) Compensation is calculated for the 12 months ended December 31, 2002. The Trust does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ended December 31, 2002 for services as Trustees of The Managers Funds, Managers AMG Funds, Managers Trust I and/or
     Managers Trust II.

           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
           ---------------------------------------------------

Control Persons
---------------
As of April 1, 2003 Charles Schwab & Co., Inc., located at 101 Montgomery Street, San Francisco CA, a corporation organized under the laws of California, "controlled" (within the meaning of the 1940 Act) the Investor Class of Managers Special Equity Fund. As of April 1, 2003, National Financial Services Corp., located at 200 Liberty Street, New York New York, a corporation organized under the laws of Massachusetts, "controlled" (within the meaning of the 1940 Act) the Investor Class of Managers International Equity Fund. An entity or person which "controls" a Fund could have effective voting control over the Fund. Each of these shareholders is an omnibus account-holder holding Fund shares on behalf of its customers.

As of April 1, 2003, no entity or person "controlled" (within the meaning of the 1940 Act) the Advisor Class or Institutional Class of Managers Special Equity Fund or Managers International Equity Fund.

Principal Holders of Securities
-------------------------------
As of April 1, 2003, the following entities owned of record more than 5% of the outstanding shares of the Investor Class of either Fund. Each of the following entities is an omnibus account-holder holding Fund shares on behalf of its customers.




Managers Special Equity Fund
----------------------------
Charles Schwab & Co., Inc., San Francisco, CA		25%
National Financial Services Corp., New York, NY		10%
Fidelity Investments Institutional, Covington, KY	6%




Managers International Equity Fund
----------------------------------
National Financial Services Corp., New York, NY		26%
Charles Schwab & Co., Inc., San Francisco, CA		18%
Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL	6%



The Trust did not know of any person who, as of April 1, 2003, beneficially owned 5% or more of the outstanding shares of the Investor Class of the Funds. The Trust did not know of any person or entity who, as of April 1, 2003, owned beneficially or of record more than 5% of the outstanding shares of the Advisor Class or Institutional Class shares of the Funds.

Management Ownership
--------------------
As of April 1, 2003, all management personnel (i.e., Trustees and
Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.


                         MANAGEMENT OF THE FUNDS
                         -----------------------

Investment Manager and Sub-Advisors
-----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC serves as investment manager to the Funds pursuant to a Fund Management Agreement (the "Fund Management Agreement") dated April 1, 1999. Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, serves as the distributor of the Funds. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG"), and AMG serves as the Managing Member of The Managers Funds LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

The assets of each Fund are managed by a Sub-Advisor or a team of Sub-Advisors selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager enters into an advisory agreement with each Sub-Advisor known as a "Sub-Advisory Agreement." The Investment Manager also serves as administrator of each Fund and carries out the daily administration of the Trust and the Funds. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Sub-Advisors for individuals and institutional investors.

The Investment Manager recommends Sub-Advisors for the Trust to the Trustees based upon continuing quantitative and qualitative evaluation of the Sub-Advisor's skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds benefit from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Advisor, and the Investment Manager does not expect to make frequent changes of Sub-Advisors.

For each Fund, the Investment Manager allocates the Fund's assets among the Sub-Advisor(s) selected for the Fund. Each Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which a Sub-Advisor provides to a Fund are limited to asset management and related recordkeeping services. However, a Sub-Advisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission. A Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Funds or Investment Manager and its affiliates.

The Sub-Advisor(s) to the Funds are set forth below. The information has been supplied by the respective Sub-Advisor.

Special Equity Fund
-------------------

*Donald Smith & Co., Inc. ("Donald Smith")

Donald Smith is a Delaware corporation organized in 1983. As of December 31, 2002, Donald Smith had approximately $994 million in assets under management. Donald Smith's address is East 80, Route 4, Paramus, New Jersey.

Donald G. Smith is the portfolio manager of the portion of the assets of the Fund managed by Donald Smith. He has been President and a portfolio manager with Donald Smith since 1983.

*Kern Capital Management LLC ("Kern")

Kern is a Delaware limited liability company founded in 1997 by Robert
E. Kern, Jr. and David G. Kern. As of December 31, 2002, Kern's assets under management totaled approximately $1.2 billion. Kern's address is 114 West 47th Street, Suite 1926, New York, NY 10036.

Robert E. Kern, Jr., Managing Member, Chairman and Chief Executive Officer, is the portfolio manager of the portion of the Fund managed by Kern.

*Pilgrim Baxter & Associates, Ltd. ("Pilgrim")

Pilgrim was formed in 1982 and is owned by United Asset Management, a public company. As of December 31, 2002, Pilgrim's assets under management totaled approximately $8.6 billion. Pilgrim's address is 825 Duportail Road, Wayne, PA 19087.

Gary L. Pilgrim, Director, President. A team of portfolio managers are the portfolio managers of the portion of the Fund managed by Pilgrim.

*Skyline Asset Management, L.P. ("Skyline")

Skyline was formed in 1995 and is a limited partnership. The general partner of Skyline is Affiliated Managers Group, Inc. As of December 31, 2002, Skyline's assets under management totaled approximately $1.2 billion. Skyline's address is 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606.

William M. Dutton, Managing Partner, and a team of analysts are the portfolio managers for the portion of the Fund managed by Skyline.

*Westport Asset Management, Inc. ("Westport")

Westport was formed in 1983 and is 51%-owned by Andrew J. Knuth and 49%-owned by Ronald H. Oliver. As of December 31, 2002, Westport's assets under management totaled approximately $3.2 billion. Westport's address is 253 Riverside Avenue, Westport, CT 06880.

Andrew J. Knuth, Chairman, and Edmund Nicklin are the portfolio managers of the portion of the Fund managed by Westport. Mr. Knuth is the Chairman of Westport and one of the founders of the firm. Mr. Nicklin is a Managing Director of Westport.


International Equity Fund
-------------------------

*Bernstein Investment Research and Management ("Bernstein")

Bernstein investment Research and Management ("Bernstein"), founded in 1967, is a unit of the Alliance Capital

Management L.P., a Delaware limited partnership ("Alliance Capital"). As of December 31, 2002, Alliance Capital had approximately $386.6 billion in assets under management. Bernstein's address is 1345
Avenue of the Americas, New York, New York 10105.

Andrew S. Adelson is the portfolio manager of the portion of the Fund managed by Bernstein. Mr. Adelson is the Chief
Investment Officer of International Value Equities and an Executive Vice President at Alliance Capital Management L.P.
since October 2000. Prior to that Mr. Adelson was the Chief Investment Officer of International Investment Management
Services at Sanford C. Bernstein & Co., Inc. since 1990. He joined Bernstein in 1980.

*Mastholm Asset Management, L.L.C. ("Mastholm")

Mastholm is a limited liability company founded in 1997. As of December 31, 2002, Mastholm's assets under management totaled approximately $3.1 billion. Mastholm's address is 10500 NE 8th Street, Bellevue, WA 98004.

Theodore J. Tyson, Managing Director, along with Joseph Jordan,
Director and Portfolio Manager, and Douglas Allen, Director and
Portfolio Manager, leads a portfolio management team of the portion of the Fund managed by Mastholm.

*Deutsche Investment Management Americas, Inc. ("DIMA")

DIMA, formerly Zurich Scudder Investments, Inc., is an indirect, wholly-owned subsidiary of Deutsche Bank AG. DIMA has more than 80 years experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DIMA is part of Deutsche Asset Management, a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's investment centers.
Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

As of December 31, 2002, DIMA and its affiliates had assets under management in excess of $755.7 billion globally. DIMA's address is 345 Park Avenue, New York, NY 10154.

William E. Holzer, Managing Director, is the portfolio manager of the portion of the Fund managed by Deutsche Investment Management.


Compensation of Investment Manager and Sub-Advisors
---------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Fund Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay each Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid quarterly based on the average daily net assets that the Sub-Advisor manages. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from a Fund and does not increase the expenses of a Fund.

During the last three fiscal years ended December 31, 2000, 2001 and 2002 the Investment Manager was paid the following fees by the Funds under the Fund Management Agreement.




Fund				2000		2001		2002
----				----		----		----
Special Equity Fund		$18,454,429	$19,582,869	$19,461,043
International Equity Fund	  6,144,937	  5,309,088	  4,023,769
_________________________________________________________________________________



	During the last three fiscal years ended December 31, 2000, 2001 and 2002 the Sub-Advisors were paid the following fees by the Investment Manager under the Sub-Advisory Agreements in effect.



Fund				2000		2001		2002
----				----		----		----
Special Equity Fund
   Donald Smith & Co., Inc.	N/A		N/A		  449,844
   Goldman Sachs Asset
    Management (a)	   	2,041,967	1,981,480	1,786,118
   Pilgrim, Baxter &
    Associates, Ltd.		3,430,099	2,333,282	1,985,668
   Westport Asset Management	2,495,435	2,735,457	2,530,099
   Kern Capital Management LLC	2,117,360	1,792,164	1,850,127
   Skyline Asset Management, L.P.  45,355	1,288,207	2,080,941

International Equity Fund
   Deutsche Investment Management
    Americas, Inc.	 (b)   $1,379,092   	 $969,458	 $722,891
   Lazard Asset Management (a)	1,405,568	  952,398	  159,785
   Mastholm Asset
    Management, L.L.C.	          590,353	  993,926	  701,206
   Bernstein Investment Research
    and Management		    N/A		    N/A		  782,269



(a) The Sub-Advisor no longer provides services to the Fund. The amounts listed reflect fees earned and paid to the sub-advisor prior to termination of the Sub-Advisory Agreement.

(b)  Formerly known as Zurich Scudder Investments, Inc.


Fee Waivers and Expense Limitations
-----------------------------------
From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Investment Manager may waive all or a portion of its fee for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by a Sub-Advisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund. The Investment Manager may also waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables below and in the Expense Information (including footnotes thereto) located in the front of each of the Fund's Prospectus. Voluntary fee waivers by the Investment Manager or by any Sub-Advisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Sub-Advisor concerned. Shareholders will be notified of any change on or about the time that it becomes effective. Contractual fee waivers/expense limitations can only be terminated at the end of a term, which usually coincides with the end of a fiscal year.

Fund Management and Sub-Advisory Agreements
-------------------------------------------
The Managers Funds LLC serves as investment manager to each Fund pursuant to the Fund Management Agreement. The Fund Management Agreement permits the Investment Manager to, from time to time, engage one or more Sub-Advisors to assist in the performance of its services.
 Pursuant to the Fund Management Agreement, the Investment Manager has entered into Sub-Advisory Agreements with each Sub-Advisor selected for the Funds of the Trust.

The Fund Management Agreement and the Sub-Advisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually by the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Fund Management Agreement and the Sub-Advisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Fund. The Fund Management Agreement and the Sub-Advisory Agreements terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.


The Fund Management Agreement provides that the Investment
Manager is specifically responsible for:


	*supervising the general management and investment of the assets and securities portfolio of each Fund;

	*providing overall investment programs and strategies for each Fund;

	*selecting and evaluating the performance of Sub-Advisors for each Fund and allocating the Fund's assets among these Sub-Advisors;

	*providing financial, accounting and statistical information required for registration statements and reports with the Securities and Exchange Commission; and

	*providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

The Funds pay all expenses not borne by the Investment Manager or their respective Sub-Advisor(s) including, but not limited to, the charges and expenses of the Funds' custodian and transfer agent, independent auditors and legal counsel for the Funds, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, a Sub-Advisor or their affiliates, other than affiliated registered investment companies.

Each Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the applicable Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate a Sub-Advisor to acquire for a Fund a position in any investment which any of a Sub-Advisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Sub-Advisor(s) makes investment decisions for a Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between a Fund and the other client(s) pursuant to a methodology considered equitable by a Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit a Fund.

The Trust has obtained from the Securities and Exchange
Commission an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Sub-Advisory Agreements with Sub-Advisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new Sub-Advisors for new or existing Funds, change the terms of a particular Sub-Advisory Agreement or continue the employment of existing Sub-Advisors after events that under the 1940 Act and the Sub-Advisory Agreement would be an automatic termination of the Sub-Advisory Agreement. Although shareholder approval will not be required for the termination of Sub-Advisory Agreements, shareholders of a Fund will continue to have the right to terminate such Sub-Advisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

The following table illustrates the annual management fee rates currently paid by each Fund to the Investment Manager, together with the portion of the management fee that is retained by the Investment Manager as compensation for its services, each expressed as a percentage of the Fund's average net assets. The remainder of the management fee is paid to the Sub-Advisors.





--------------------------------------------------------------------
						MANAGER'S PORTION OF
			TOTAL MANAGEMENT	   THE TOTAL
NAME OF FUND		      FEE		  MANAGEMENT FEE
------------		      ---		  --------------

Special Equity Fund	      0.90%			0.40%
International Equity Fund     0.90%			0.40%

--------------------------------------------------------------------




Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Sub-Advisory Agreements between the Investment Manager and the Sub-Advisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Funds, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Sub-Advisors, including performance, fee and expense information about the Funds and other similar mutual funds and performance information for relevant indices. In addition, the Trustees reviewed information provided by the Sub-Advisors relating to its operations, personnel, investment philosophy and investment strategies and techniques and information provided by the Investment Manager concerning its personnel and operations.

With respect to the Investment Manager, the Trustees considered, among other things: (a) the nature and quality of the Investment Manager's process for selecting Sub-Advisors; (b) the manner in which the Investment Manager monitors the Sub-Advisors' investment performance and consistency of investment approach; (c) the Investment Manager's administrative capabilities including its ability to supervise the Funds' other service providers; and (d) the Investment Manager's compliance programs including those related to personal investing.

With respect to the Sub-Advisors, the Trustees considered, among other things: (i) the services to be rendered by the Sub-Advisors; (ii) the qualification and experience of the Sub-Advisors' personnel; (iii) the Sub-Advisors' compliance programs including those related to personal investing; (iv) if initially retaining a Sub-Advisor

(such a Sub-Advisor being a "New Sub-Advisor"), (A) the appropriateness of the particular investment strategy that the New Sub-Advisor would employ in managing Fund assets (its "Investment Strategy") for pursuing the Fund's investment objectives, (B) the consistency of the New Sub-Advisor's adherence to the Investment Strategy in managing accounts of its other advisory clients that had hired the Sub-Advisor to employ the Investment Strategy and (C) for Funds with multiple Sub-Advisors, how the New Sub-Advisor's Investment Strategy would complement the Investment Strategies of the Fund's existing Sub-Advisors (each, an "Existing Sub-Advisor"); (v) if approving the continuance of the Sub-Advisory Agreement for an Existing Sub-Advisor, the consistency of the Existing Sub-Advisor's adherence to its Investment Strategy; and (vi) the Sub-Advisors' performance in employing their Investment Strategies. The Trustees also considered the financial condition of the Investment Manager and Sub-Advisors and, as applicable, their undertakings to maintain expense limitations for certain Funds.

In the course of their deliberations regarding the Investment Management Agreement and each Sub-Advisory Agreement, the Trustees reached the following conclusions, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and the Sub-Advisor maintain appropriate compliance programs; (D) the New Sub-Advisor's Investment Strategy is appropriate for pursuing the Fund's investment objectives; (E) with respect to any Fund with multiple Sub-Advisors, the New Sub-Advisor's Investment Strategy is appropriate for pursuing the Fund's investment objectives and complements those of the Fund's other Sub-Advisors; (F) the Sub-Advisor is likely to execute its Investment Strategy consistently over time; and (G) the Fund's advisory fees are reasonable in relation to those of similar funds and to the services provided or to be provided by the Investment Manager and the Sub-Advisor.
	After considering these matters, the Trustees concluded that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Funds and its shareholders.



Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and each Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor and the Sub-Advisors, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor and the Sub-Advisors may invest in securities, including securities that may be purchased or held by the Funds.



Administrative Services; Distribution Arrangements
--------------------------------------------------
Under an Administration and Shareholder Servicing Agreement between the Trust and the Investment Manager, the Investment Manager also serves as Administrator (the "Administrator") of the Trust. Under a Distribution Agreement between the Trust and the Distributor, the Distributor serves as distributor in connection with the offering of each Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of the Fund's shares. Shares of the Advisor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.40% of the average daily net assets of the Fund allocable to the Advisor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Advisor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

Shares of the Institutional Class and Investor Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval.


Custodian
---------
The Bank of New York (the "Custodian"), 100 Church Street, New
York, New York, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.


Transfer Agent
--------------
Boston Financial Data Services, Inc., a subsidiary of State
Street Bank and Trust Company, P.O. Box 8517, Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Funds.
 PFPC Brokerage Services, P.O. Box 61487, King of Prussia, Pennsylvania 19406-0897, is the sub-transfer agent for the ManagersChoice asset allocation accounts.


Independent Public Accountants
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and may provide other audit, tax and related services.


              BROKERAGE ALLOCATION AND OTHER PRACTICES
              ----------------------------------------

The Sub-Advisory Agreements provide that the Sub-Advisors place all orders for the purchase and sale of securities which are held in each Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. A Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, a Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Sub-Advisors is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. A Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which a Sub-Advisor exercises investment discretion.

Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.


The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by a Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by a Sub-Advisor.

The fees of each Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, a Sub-Advisor does not provide any services to a Fund except portfolio investment management and related recordkeeping services.



Brokerage Commissions
---------------------
During the last three fiscal years, the Funds paid the following brokerage fees:



Fund				2000		2001		2002
----				----		----		----
Special Equity Fund		2,349,768	2,990,622	7,406,854
International Equity Fund	2,611,425	3,671,957	2,347,968



Brokerage Recapture Arrangements
--------------------------------
	The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by a Fund may be directed by that Fund to pay expenses of that Fund. The Investment Manager has directed each Sub-Advisor to employ these brokers consistent with the principal objective of seeking best price and execution. There is no specific amount of brokerage that is required to be placed through these brokers. During the last three fiscal years, the Funds paid the following fees to the following list of brokers with which the Funds have entered into brokerage recapture arrangements:




Fund				2000		2001		2002
----				----		----		----
Special Equity Fund
   *Capital Institutional
    Services, Inc.		$113,034	$91,448		$79,226
   *Salomon Smith Barney	  22,557	199,082		 35,053
   *State Street Brokerage         3,269	 20,000		 13,000
   *Donaldson & Co., Inc.	      --	 97,887		 27,989

International Equity Fund
   *State Street Brokerage	 $23,932       $133,400		$27,857
   *Westminster Research
    Assoc Inc.			  50,943	     --		     --
   *BNY ESI & Co.		      --	     --		 40,942



	Pursuant to these arrangements, subject to best price and execution, a Sub-Advisor may use a particular broker to execute trades for a Fund and the broker then pays certain of that Fund's expenses.

                 PURCHASE, REDEMPTION AND PRICING OF SHARES
                 ------------------------------------------

Purchasing Shares
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York
Time), c/o Boston Financial Data Services, Inc. at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders in proper form received by the Trust before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 for Investor Class shares, $500 for Adviser Class shares and $10,000 for Institutional Class shares due to redemptions. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.


Exchange of Shares
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, Managers
Trust I or Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount.
 Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value
---------------
Each Fund computes its net asset value for each class once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the Fund's net worth (assets minus liabilities allocable to the respective class) divided by that class's shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.


Dividends and Distributions
---------------------------
Each Fund declares and pays dividends and distributions as described in the current Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule
12b-1" (the "Distribution Plan") with respect to the Advisor Class of shares of each Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Advisor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Advisor Class shares, either directly or through other persons with which the Trust has
entered into agreements pursuant to the Distribution Plan.   The Board
of Trustees has authorized payments to the Distributor equal on an annual basis to 0.40% of the average annual net assets of each Fund allocable to the Advisor Class shares. A Fund's payments under the Distribution Plan are treated as expenses of the Fund's Advisor Class and no portion of these payments is allocated to Investor Class or Institutional Class shares.

                        CERTAIN TAX MATTERS
                        -------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR
WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL,
FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A
SUBSTITUTE FOR CAREFUL TAX PLANNING.


Federal Income Taxation of Funds-in General
-------------------------------------------
Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, a Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Funds' assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Funds' total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Funds and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Funds' total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Funds owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of a Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of a Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Funds' Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Funds at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Funds purchase the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Funds elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.
 The Funds may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Funds make the election to include market discount currently. Because a Fund must include original issue discount in income, it will be more difficult for a Fund to make the distributions required for a Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of a Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in a Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in a Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of a Fund as a regulated investment company.


Federal Income Taxation of Shareholders
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by any of the Funds to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of a Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of a Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on qualified 5-
year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of
assets (including mutual funds) held more than 5 years.   For
individuals and trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Taxpayers in the 20% capital gain rate bracket may make an election to treat their mutual fund shares owned before January 1, 2001 as having been acquired on that date, so as to start a new holding period. If this mark-to-market ("MTM") election is made, unrealized gain (but not loss) must be recognized at January 1, 2001, and the taxpayer's basis in their mutual fund shares would be adjusted accordingly. This MTM election can be made for specific shares bought at different times. A mutual fund is eligible to make the MTM election at January 1, 2001 as well. The election may be made for specific securities held in the portfolio. The MTM election will not apply to such property if it is disposed of in a transaction where gain or loss is recognized in whole or in part before the close of the 1-year period beginning on the date that the asset would have been treated as sold under the MTM election. Thus, in effect, if a taxpayer sells the property in 2001, the MTM election is invalidated.

Dividends paid by the Funds may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of a Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that a Fund pays the dividend during January of the following calendar year.

Distributions by a Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


Foreign Shareholders
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 30% for 2002 and 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of that Fund's shares unless IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


Foreign Taxes
-------------
The International Equity Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold a Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116. It should be noted that only shareholders that itemize deductions may deduct foreign income taxes paid by them.


Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.


State and Local Taxes
---------------------
Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Funds.


Other Taxation
--------------
Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor a Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


			PERFORMANCE DATA
                        ----------------

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in each Fund's Prospectus.


Average Annual Total Return
---------------------------
The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P (1 + T)^N = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T     = average annual total return
N     = number of years
ERV   = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the current
Prospectus on the reinvestment dates during the period.

Average annual total returns are not shown for the Fund's Advisor Class or Institutional Class shares because they have less than one year of returns. Average annual total returns for the Fund's Investor Class shares for the periods ended December 31, 2002 were as follows:




Fund			1 Year	5 Years	10 Years	Since Inception*
----			------	-------	--------	----------------
Special Equity Fund	-21.98%	 1.53%	9.95%		12.63%
International Equity
	Fund		-16.71%	-3.46%	5.56%		 8.56%

________________________________________________________________________


* Special Equity Fund commenced operations on June 1, 1984.
  International Equity Fund commenced operations on December 31, 1985.


After Tax Returns
-----------------
Average Annual Total Return (after taxes on distributions). Each Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)^n = ATVd

In the above formula, P = a hypothetical initial payment of $1,000

T      = average annual total return (after taxes on distributions)
n      = number of years
ATVD   = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average annual total returns (after taxes on distributions) are not shown for the Fund's Advisor Class or Institutional Class shares because they have less than one year of returns. Average annual total returns (after taxes on distributions) for the Fund's Investors Class shares for the periods ended December 31, 2002 were as follows:




Fund			1 Year	5 Years	10 Years	Since Inception*
----			------	-------	--------	----------------
Special Equity Fund	-21.98%	 0.55%	8.28%			N/A
International Equity
	Fund		-16.81%	-4.31%	4.58%		 	N/A
________________________________________________________________________



* Average annual total returns (after taxes or distributions) since inception for each Fund cannot be computed due to the effect of fluctuations in the historical highest marginal tax rate.

Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


		P(1+T)^n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T      = average annual total return (after taxes on distributions and redemption)
n      = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Average annual total returns (after taxes on distributions and redemptions) are not shown for the Funds' Advisor Class or Institutional Class shares because they have less than one year of returns. The following table shows the average annual total returns (after taxes on distributions and redemptions) for the Fund's Investor Class shares for the periods ended December 31, 2002.



Fund			1 Year	5 Years	10 Years	Since Inception*
----			------	-------	--------	----------------
Special Equity Fund	-13.50%	 1.12%	7.77%			N/A
International Equity
	Fund		-10.26%	-2.55%	4.59%		 	N/A
________________________________________________________________________


* Average annual total returns (after taxes or distributions and redemptions) since inception for each Fund cannot be computed due to the effect of fluctuations in the historical highest marginal tax rate.


Performance Comparisons
-----------------------
Each of the Funds may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper"), Morningstar, Inc., ("Morningstar") and IBC Money Fund Report ("IBC"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.


Massachusetts Business Trust
----------------------------
Each Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, obligation, instrument or undertaking made on behalf of the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Trust. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Trust. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Trust.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Trust, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Trust for any satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of the Funds - the Investor Class, Advisor Class and Institutional Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any Fund or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in that Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of that Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the current Prospectus and in this Statement of Additional Information.

The shareholders of each Fund are entitled to one vote for each share (or a proportionate fractional vote in respect of a fractional share held), on matters on which shares of the Fund shall be entitled to vote. Whenever shareholders are otherwise required or permitted to vote on a matter, the shareholders of each class of a Fund shall vote together with all other, classes of the Fund with respect to the matter, except that when required by applicable law or when the Trustees have determined that the matter to be voted upon affects only the interests of one or more classes of the Fund, then only shareholders of that class or classes shall be entitled to vote on the matter. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Funds, to the extent required by the 1940 Act.


Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of

Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.


FINANCIAL STATEMENTS
--------------------
The audited Financial Statements and the Notes to Financial
Statements for the Funds, and the Report of Independent Accountants of PricewaterhouseCoopers LLP included in the Funds' Annual Report for the fiscal year ended December 31, 2002 as filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder on March 7, 2003 are incorporated by reference into this Statement of Additional Information. The accession number of such filing was 0000720309-03-000016. The Funds' 2002 Annual Reports is available without charge by calling The Managers Funds at (800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.

                                   PART C
                                   ------

                       To the Registration Statement of
                     The Managers Funds (the "Registrant")

Item 23.      Exhibits.

Exhibit No.   Description
-----------   --------------------------------------------------------------
a.1           Declaration of Trust dated November 23, 1987.(i)(ii)

a.2           Amendment No. 1 to Declaration of Trust dated May 12,
              1993.(ii)(iii)

a.3           Amendment No. 2 to Declaration of Trust dated June 30,
              1993.(ii)(iii)

a.4 Amendment No. 3 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Emerging Markets Equity Fund" dated December 8, 1997.(iv)

a.5 Amendment No. 4 to Declaration of Trust amending Section 2.11 dated April 20, 1999.(x)

a.6 Amendment No. 5 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Small Company Fund" dated
              March 3, 2000.(viii)

b.            By-Laws of the Trust dated November 23, 1987. (i)(ii)

c.            Instruments Defining Rights of Shareholders. (ii)(v)

d.1 Fund Management Agreement between Registrant and The Managers Funds LLC, dated as of April 1, 1999. (vi)

d.2 Form of Sub-Advisory Agreement between The Managers Funds LLC and HLM Management Company with respect to Managers Small Company Fund dated May 1, 2000.(viii)

d.3 Form of Sub-Advisory Agreement between The Managers Funds LLC and Kalmar Investment Advisers with respect to Managers Small Company Fund dated May 1, 2000.(viii)

d.4 Form of Sub-Advisory Agreement between The Managers Funds LLC and Goldman Sachs Asset Management with respect to Managers Special Equity Fund dated January 1, 2000.(viii)

d.5 Form of Sub-Advisory Agreement between The Managers Funds LLC and Armstrong Shaw Associates Inc. with respect to Managers Income Equity Fund dated March 8, 2000.(viii)

d.6 Form of Sub-Advisory Agreement between The Managers Funds LLC and Mastholm Asset Management with respect to Managers International Equity Fund dated March 27, 2000.(viii)

d.7 Form of Sub-Advisory Agreements between The Managers Funds LLC and each Sub-Adviser identified in the Registration Statement with respect to each Fund of the Registrant, dated as of April 1, 1999.(vi)

d.8 Sub-Advisory Agreement between The Managers Funds LLC and Skyline Asset Management, L.P. with respect to Managers Special Equity Fund dated December 1, 2000.(x)

d.9 Sub-Advisory Agreement between The Managers Funds LLC and Pilgrim Baxter & Associates, Ltd. with respect to Managers Special Equity Fund dated September 26, 2000.(x)

d.10 Sub-Advisory Agreement between The Managers Funds LLC and Loomis, Sayles & Co., L.P. with respect to Managers Bond Fund dated October 30, 2000.(x)

d.11 Sub-Advisory Agreement between The Managers Funds LLC and Rogge Global Partners, plc with respect to Managers Global Bond Fund dated September 26, 2000.(x)

d.12 Sub-Advisory Agreement between The Managers Funds LLC and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated February 1, 2001.(x)

e.1 Distribution Agreement between the Registrant and The Managers Funds LLC, dated as of April 1, 1999.(vi)

e.2 Form of Distribution Agreement between Registrant and Managers Distributors, Inc., dated as of April 1, 2001.(x)

f.            Not Applicable.

g.            Custodian Agreement between the Registrant and The Bank of New
              York. (xii)

h.1 Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company dated February 16, 1994.(ii)(vii)

h.2 Administration and Shareholder Servicing Agreement between The Managers Funds LLC and the Registrant dated April 1, 1999.(vi)

h.3 License Agreement Relating to the Use of Name between the Registrant and The Managers Funds LLC dated April 1, 1999.(vi)

i.1 Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990.(i)(ii)

j.1 Consent of PricewaterhouseCoopers LLP with respect to Special Equity Fund and International Equity Fund. (filed herewith)

j.2 Power of Attorney for the Trustees of the Registrant dated March 14, 2003. (xiii)

j.3 Power of Attorney for the Officers of the Registrant dated March 14, 2003. (xiii)

j.4 Power of Attorney for the Trustees of Mutual Fund Trust dated March 18, 2002. (xi)

k.            Not Applicable.

l.            Not Applicable.

m.            Not Applicable.

n.            Not Applicable.

o.            Not Applicable.

t.1           Code of Ethics of Registrant as adopted on June 4, 1999.(viii)

t.2 Code of Ethics of The Managers Funds LLC and Managers Distributors, Inc. as adopted on March 1, 2001.(x)

(i) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 28, 1990).

(ii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed October 16, 1997).

(iii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 5, 1993).

(iv) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              April 29, 1998).

(v) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              March 7, 1995).

(vi) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              April 1, 1999).

(vii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              April 24, 1994).

(viii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 1, 2000).

(ix) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 9, 1992).

(x) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              March 28, 2001).

(xi) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed
              March 28, 2002).

(xii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed February 28, 2003).

(xiii) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2003).

Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

              Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant's Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9.  Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 26.      Business and Other Connections of Investment Adviser.

The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves exclusively as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

The Managers Funds LLC hires Sub-Adviser(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Sub-Adviser are listed in their respective Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Forms are listed below

Armstrong Shaw Associates Inc.                  801-20597

Essex Investment Management Company, LLC*       801-12548

Kalmar Investment Advisers			801-53608

Kern Capital Management LLC			801-54766

Pilgrim Baxter & Associates, Ltd.		801-48872

Westport Asset Management, Inc.			801-21854

Skyline Asset Management, L.P.*			801-49603

Deutsche Asset Management			801-252

Mastholm Asset Management, L.L.C.		801-54834

Rexiter Capital Management Limited		801-55470

Loomis, Sayles & Company, L.P.			801-170

Osprey Partners Investment Management, LLC	801-55893

Holt Smith & Yates Advisers, Inc.		801-30171

Donald Smith & Co., Inc.			801-16798

Bernstein Investment Research & Management	801-56720
---------------------------------------------------------------------
*Essex and Skyline are each majority owned by AMG and are each an affiliate of the Registrant.

Item 27.      Principal Underwriters.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:


Name and Principal          Positions and Offices      Positions and Offices
Business Address            with Underwriter           with Fund
------------------------    ------------------------   ---------------------
Nathaniel Dalton                    Director                   None
c/o Affiliated Managers
  Group, Inc.
600 Hale Street
Prides Crossings, MA 01965

Daniel J. Shea                      Director                   None
c/o Affiliated Managers
  Group, Inc.
600 Hale Street
Prides Crossings, MA 01965

John Kingston, III            Director and Secretary           None
c/o Affiliated Managers
  Group, Inc.
600 Hale Street
Prides Crossings, MA 01965

Peter M. Lebovitz                   President               President
c/o The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854

Donald S. Rumery                    Treasurer          Secretary and Treasurer
c/o The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854


(c) Not Applicable.

Item 28.      Location of Accounts and Records.

The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854, at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 10286, at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of each Sub-Adviser at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29.      Management Services.

There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.      Undertakings.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

======================================================================
Exhibit j.1   Consent of PricewaterhouseCoopers LLP with respect to
              Special Equity Fund and International Equity Fund.
              --------------------------------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated February 18, 2003, relating to the financial statements and financial highlights which appears in the December 31, 2002 Annual Report to Shareholders of Managers Special Equity Fund and Managers International Equity Fund (each a series of
The Managers Funds), which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Public Accountants" and "Financial Statements" in such Registration Statement.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2003

======================================================================

                                 SIGNATURES
                                 ----------

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 25th day of April, 2003.

                                           THE MANAGERS FUNDS

                                           BY:  /s/ Donald S. Rumery
                                                --------------------
                                                Donald S. Rumery
                                                Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                     Date
----------------------           -------------------       --------------

         *
----------------------
Jack W. Aber                     Trustee                   April 25, 2003


         *
----------------------
William E. Chapman, II           Trustee                   April 25, 2003


         *
----------------------
Sean M. Healey                   Trustee                   April 25, 2003


         *
----------------------
Edward J. Kaier                  Trustee                   April 25, 2003

         *

----------------------
Eric Rakowski                    Trustee                   April 25, 2003


         *
----------------------
Steven J. Paggioli               Trustee                   April 25, 2003
         *


----------------------
Madeline H. McWhinney            Trustee                   April 25, 2003


         *
----------------------
Thomas R. Schneeweis             Trustee                   April 23, 2003


         *
----------------------
Peter M. Lebovitz                Trustee, President        April 25, 2003
                                 and Principal
                                 Executive Officer

         *
----------------------
Galan G. Daukas                  Principal Financial       April 25, 2003
                                 Officer


/s/ Donald S. Rumery
----------------------
Donald S. Rumery                 Treasurer and Principal   April 25, 2003
                                 Accounting Officer

----------------------
/s/ Donald S. Rumery

* By Donald S. Rumery pursuant to Power of Attorney.


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